Interest Paid Included in Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 34.0	$ 14.5	$ 2.0
Royalties paid	25.9	50.5	23.8
Income and mining taxes paid	$ 31.8	$ 119.7	$ 43.6